UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Groupama Asset Management N.A.
Address: 199 Water Street, 20th Flr.

         New York, NY  10038

13F File Number:  28-06754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     212-884-9659

Signature, Place, and Date of Signing:

     /s/  Iona Watter     New York, NY     July 31, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     $2,132,466 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     5777   239534 SH       SOLE                     1092        0   238442
ADVANCEPCS                     COM              00790K109     3838   160328 SH       SOLE                      736        0   159592
AFFILIATED COMPUTER SERVICES   CL A             008190100     8088   170348 SH       SOLE                      721        0   169627
ALTERA CORP                    COM              021441100     5576   410043 SH       SOLE                     1448        0   408595
ANALOG DEVICES INC             COM              032654105      995    33517 SH       SOLE                       17        0    33500
APPLIED MATLS INC              COM              038222105    53723  2824563 SH       SOLE                  2114875        0   709688
AXCELIS TECHNOLOGIES INC       COM              054540109     5100   451410 SH       SOLE                     2061        0   449349
BANK OF AMERICA CORPORATION    COM              060505104     1847    26260 SH       SOLE                    25250        0     1010
BAXTER INTL INC                COM              071813109    73359  1650379 SH       SOLE                  1253913        0   396466
BEA SYS INC                    COM              073325102      646    68000 SH       SOLE                        0        0    68000
BECKMAN COULTER INC            COM              075811109     8392   168178 SH       SOLE                      767        0   167411
BED BATH & BEYOND INC          COM              075896100    53549  1418907 SH       SOLE                  1080421        0   338486
BEST BUY INC                   COM              086516101     3722   102542 SH       SOLE                      468        0   102074
CARDINAL HEALTH INC            COM              14149Y108    86244  1404406 SH       SOLE                  1076471        0   327935
CELGENE CORP                   COM              151020104     3413   223105 SH       SOLE                     1018        0   222087
CENDANT CORP                   COM              151313103     8871   558675 SH       SOLE                     2552        0   556123
CEPHALON INC                   COM              156708109     3183    70436 SH       SOLE                      321        0    70115
CISCO SYS INC                  COM              17275R102     1366    97991 SH       SOLE                      291        0    97700
CITIGROUP INC                  COM              172967101    90268  2329508 SH       SOLE                  1753212        0   576296
COCA COLA CO                   COM              191216100    55812   996643 SH       SOLE                   760362        0   236281
CONCORD EFS INC                COM              206197105    86740  2877928 SH       SOLE                  2147956        0   729972
COSTCO WHSL CORP NEW           COM              22160K105    87735  2271766 SH       SOLE                  1735088        0   536678
DELL COMPUTER CORP             COM              247025109    74839  2863014 SH       SOLE                  2139264        0   723750
DELPHI CORP                    COM              247126105     5395   408720 SH       SOLE                     1865        0   406855
DOLLAR GEN CORP                COM              256669102     8878   466557 SH       SOLE                     2130        0   464427
E M C CORP MASS                COM              268648102      943   125000 SH       SOLE                        0        0   125000
EXPRESS SCRIPTS INC            COM              302182100     8821   176044 SH       SOLE                      803        0   175241
FAIRCHILD SEMICONDUCTOR INTL   CL A             303726103     7471   307467 SH       SOLE                     1200        0   306267
FEDEX CORP                     COM              31428X106    57938  1084997 SH       SOLE                   812440        0   272557
FIRST DATA CORP                COM              319963104     1590    42765 SH       SOLE                    42765        0        0
GENERAL DYNAMICS CORP          COM              369550108    71593   673185 SH       SOLE                   510705        0   162480
GENERAL MLS INC                COM              370334104      407     9240 SH       SOLE                     9240        0        0
GENERAL MTRS CORP              COM              370442105    91612  1713987 SH       SOLE                  1297478        0   416509
GOLDMAN SACHS GROUP INC        COM              38141G104     7376   100563 SH       SOLE                    99576        0      987
HEWLETT PACKARD CO             COM              428236103     1221    79943 SH       SOLE                      881        0    79062
HONEYWELL INTL INC             COM              438516106    86612  2458499 SH       SOLE                  1868782        0   589717
INTEL CORP                     COM              458140100      735    40230 SH       SOLE                      230        0    40000
INTERNATIONAL RECTIFIER CORP   COM              460254105     1465    50260 SH       SOLE                        0        0    50260
JOHNSON & JOHNSON              COM              478160104    73339  1403363 SH       SOLE                  1072655        0   330708
KLA-TENCOR CORP                COM              482480100    59875  1361115 SH       SOLE                  1026206        0   334909
KOHLS CORP                     COM              500255104    65529   935071 SH       SOLE                   709048        0   226023
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     6300   138020 SH       SOLE                      630        0   137390
LAM RESEARCH CORP              COM              512807108     5831   324317 SH       SOLE                     1480        0   322837
LEAR CORP                      COM              521865105     6426   138947 SH       SOLE                      635        0   138312
LEXMARK INTL NEW               CL A             529771107     1305    24000 SH       SOLE                        0        0    24000
LOWES COS INC                  COM              548661107    90327  1989590 SH       SOLE                  1524792        0   464798
LSI LOGIC CORP                 COM              502161102     5205   594879 SH       SOLE                     2157        0   592722
MEADWESTVACO CORP              COM              583334107     8621   256888 SH       SOLE                     1175        0   255713
MEDIMMUNE  INC                 COM              584699102     6373   241430 SH       SOLE                     1100        0   240330
MERRILL LYNCH & CO INC         COM              590188108    55182  1362532 SH       SOLE                   979424        0   383108
MICROSOFT CORP                 COM              594918104   113472  2074454 SH       SOLE                  1530019        0   544435
MORGAN STANLEY DEAN WITTER&CO  COM NEW          617446448    72486  1682596 SH       SOLE                  1293299        0   389297
NATIONAL COMMERCE FINL CORP    COM              63545P104     8824   335535 SH       SOLE                     1533        0   334002
NATIONAL SEMICONDUCTOR CORP    COM              637640103     4509   154608 SH       SOLE                      706        0   153902
NOKIA CORP                     SPONSORED ADR    654902204    54174  3741313 SH       SOLE                  2839599        0   901714
OPENWAVE SYS INC               COM              683718100     4887   871252 SH       SOLE                     3970        0   867282
ORACLE CORP                    COM              68389X105     1446   152712 SH       SOLE                     2606        0   150106
PEPSICO INC                    COM              713448108    85711  1778255 SH       SOLE                  1356330        0   421925
QUALCOMM INC                   COM              747525103    36274  1319561 SH       SOLE                   969247        0   350314
RATIONAL SOFTWARE CORP         COM NEW          75409P202     5061   616537 SH       SOLE                     2810        0   613727
ROHM & HAAS CO                 COM              775371107     9437   233081 SH       SOLE                     1065        0   232016
SANMINA SCI CORP               COM              800907107     3235   512701 SH       SOLE                     2436        0   510265
SOUTHTRUST CORP                COM              844730101     9292   355749 SH       SOLE                     1622        0   354127
SPX CORP                       COM              784635104     8255    70260 SH       SOLE                      321        0    69939
SUN MICROSYSTEMS INC           COM              866810104      751   150000 SH       SOLE                        0        0   150000
TELLABS INC                    COM              879664100      310    50000 SH       SOLE                        0        0    50000
TENET HEALTHCARE CORP          COM              88033G100   101053  1412347 SH       SOLE                  1111289        0   301058
TEXAS INSTRS INC               COM              882508104    58911  2485734 SH       SOLE                  1817210        0   668524
VIACOM INC                     CL B             925524308    93755  2113035 SH       SOLE                  1615635        0   497400
XILINX INC                     COM              983919101     1170    52200 SH       SOLE                        0        0    52200